[LOGO--THREE KEYS DESIGN FOR UBS GLOBAL ASSET MANAGEMENT]


UBS LIR MONEY MARKET FUND
UBS LIR TREASURY SECURITIES FUND

Annual Report

April 30, 2002

UBS LIR Money Market Fund

UBS LIR Treasury Securities Fund

DEAR SHAREHOLDER,

We present you with the annual report for the UBS LIR Money Market Fund and the UBS LIR Treasury Securities Fund for the fiscal year ended April 30, 2002.

A NEW GLOBAL BRAND

Effective April 8, 2002, Brinson Advisors, Inc. changed its name to UBS Global Asset Management (US) Inc., a member of the UBS Global Asset Management division of UBS AG, one of the largest financial services firms in the world. This strategic branding move reflects the global integration and scope of the organization's investment approach and offerings. The UBS Global Asset Management organization strives to deliver superior investment performance to clients through the management and allocation of their investments across and within all major asset classes.

Our strength lies in our globally integrated investment platform. With investment professionals throughout the world, the UBS Global Asset Management organization provides clients with uncommon research, asset allocation and risk management conducted on a fully global basis. We seek to maximize the benefits to clients, through understanding and acting upon their risk and return objectives. This covenant with our clients is the basis for the success of our business.

Effective on the same date, the funds comprising the Brinson Mutual Fund Family were renamed UBS Funds. The Funds' investment objectives and investment processes remain the same.

MARKET REVIEW

Questions about an economic recovery combined with world unrest resulted in uncertainty in the money markets, marking a volatile fiscal year ended April 30, 2002. After the longest peacetime expansion in U.S. history, the threat of a recession in 2001 was further exacerbated by the terrorist attacks on September 11th. Through this period, both monetary and fiscal policy was focused on staving off a severe downturn. Federal aid directed toward New York combined with previous

[SIDENOTE]

UBS LIR MONEY MARKET FUND

UBS LIR TREASURY SECURITIES FUND

INVESTMENT GOAL:

High current income to the extent consistent with capital preservation and liquidity.


PORTFOLIO MANAGER:
Susan P. Ryan

UBS Global Asset
Management (US) Inc.


COMMENCEMENT:

Institutional Shares -- June 3, 1991 (Money Market Fund); December 6, 1991 (Treasury Security Fund)

Financial Intermediary Shares -- original issuance March 17, 1994, ceased April 30, 1995; reissued January 14, 1998 (Money Market Fund)


DIVIDEND PAYMENTS:

Monthly

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tax cuts did little to stimulate the economy during the third quarter, when the nation's Gross Domestic Product (GDP) fell 1.3%.

During the fourth quarter, however, the economy rebounded beyond most expectations, with GDP jumping unexpectedly into positive territory. This momentum carried into the first quarter of 2002, when the Institute of Supply Management's index of business activity (a proxy for the manufacturing sector) began to approach the critical 50 level (a reading above 50 indicates economic expansion). The ISM's index registered 55.6 in March and 53.9 in April. GDP skyrocketed to 5.8% in the first quarter, its highest quarterly growth rate in two years, while inflation fears remained muted. The Federal Reserve (the "Fed") lowered its fed funds rate to a 40-year low, dropping the key rate to 1.75% by year's end. This action, by itself, depressed cash fund yields to historical lows by year end.

Hopes for a sharp and quick recovery were dissipated late in the fiscal year as corporate governance and accounting issues continued to mount for American businesses. Complicating matters and souring the mood of investors and consumers, Middle East tensions reached a flash point, while India and Pakistan edged closer to full-scale conflict.

Economic fundamentals were mixed at period's end. With unemployment remaining stubbornly high at 6.0% and a skittish equity market, investors remain concerned about the direction of the economy. On the positive side, inventories continued to shrink and signs of a return to profit for many U.S. companies began to appear.

FUND HIGHLIGHTS

A flight to safety benefited the UBS LIR Treasury Securities Fund greatly during the six-month period, swelling net assets from $258.9 million on October 31, 2001 to $433.3 million at period's end. However, safety and liquidity, combined with the Fed's aggressive rate easing during the period, depressed yields. The UBS LIR Treasury Securities Fund's current seven-day average yield dropped during the last six months of the fiscal year from 2.38% on October 31, 2001 to 1.53% on April 30, 2002. The Institutional shares of UBS LIR Money Market Fund had a current seven-day yield of 1.72% at period's end, down from 2.66% on October 31, 2001.

The Money Market Fund's weighted average maturity remained relatively constant at 60 days at the end of the period. We increased the Treasury Securities Fund's weighted average maturity from 64 days to 70 days during the last six months, taking advantage of attractive opportunities at the longer end of the yield curve. As always, our strategy continues to focus on liquidity and, in particular, credit quality as corporate America reels from accounting and governance issues.

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PERFORMANCE AND PORTFOLIO REVIEW



CURRENT SEVEN-DAY AVERAGE YIELD(1)                4/30/02          10/31/01
--------------------------------------------------------------------------------
Money Market Fund:
  Institutional Shares                              1.72%             2.66%
  Financial Intermediary Shares                     1.47              2.41
Treasury Securities Fund+                           1.53              2.38

EFFECTIVE SEVEN-DAY AVERAGE YIELD(1)              4/30/02          10/31/01
Money Market Fund:
  Institutional Shares                              1.74%             2.69%
  Financial Intermediary Shares                     1.49              2.43
Treasury Securities Fund+                           1.54              2.40

WEIGHTED AVERAGE MATURITY                         4/30/02          10/31/01
Money Market Fund                                 60 days           58 days
Treasury Securities Fund                          70 days           64 days

NET ASSETS                                        4/30/02          10/31/01
Money Market Fund                              $2.41 billion     $2.96 billion
Treasury Securities Fund                      $433.3 million    $258.9 million

----------
(1). Yields will fluctuate.

+    Institutional shares.

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OUTLOOK

A recovering manufacturing sector, stabilizing weekly unemployment claims, and an expectation for some sectors and industries to increase profits provide more evidence that a recovery is underway, albeit a stuttering one. However, fears over global tensions in a number of regions worldwide will continue to cast a pall over any recovery.

With a relatively flat yield curve out to six months, we anticipate a continued barbell strategy. With the majority of economic data suggesting a recovery, the Fed may begin to raise its fed funds rate before year end. Talks of a summer rate increase have disappeared as Mideast tensions coupled with more corporate concerns have escalated.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,(2) please contact your financial advisor or visit us at www.ubs.com.

Sincerely,


/s/ Brian M. Storms                    /s/ Susan P. Ryan

Brian M. Storms                        Susan P. Ryan
PRESIDENT                              PORTFOLIO MANAGER
UBS LIR Money Market Fund              UBS LIR Money Market Fund
UBS LIR Treasury Securities Fund       UBS LIR Treasury Securities Fund
PRESIDENT AND CHIEF OPERATING OFFICER  EXECUTIVE DIRECTOR
UBS Global Asset Management            UBS Global Asset Management
(US) Inc.                              (US) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the fiscal year ended April 30, 2002, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.

2. Mutual funds are sold by prospectus only. The prospectuses for the Funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

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UBS LIR MONEY MARKET FUND
STATEMENT OF NET ASSETS -- APRIL 30, 2002

 PRINCIPAL
   AMOUNT                                                     MATURITY    INTEREST
   (000)                                                       DATES        RATES                 VALUE
-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--23.01%

     $20,000  Federal Farm Credit Bank                        05/07/02     2.280%*          $  20,000,000

      50,000  Federal Home Loan Bank                          05/01/02     1.720*              49,986,283

      36,000  Federal Home Loan Bank                          05/15/02     1.770@              35,975,220

     178,050  Federal Home Loan Bank                       12/05/02 to     2.200 to
                                                              04/17/03     3.000              178,038,986

      50,000  Federal Home Loan Mortgage Corp.             12/20/02 to     2.375 to
                                                              01/24/03     2.710               50,000,000

     109,800  Federal Home Loan Mortgage Corp.             05/14/02 to     1.790 to
                                                              08/30/02     1.820@             109,381,393

     102,990  Federal National Mortgage                    07/17/02 to     1.755 to
                Association                                   11/29/02     2.150@             102,419,372

       9,000  Student Loan Marketing Association              05/23/03     2.650                9,000,000
                                                                                            -------------
Total U.S. Government Agency Obligations
   (cost--$554,801,254)                                                                       554,801,254
                                                                                            =============
BANK NOTES--3.32%

   DOMESTIC--1.25%
      30,000  LaSalle Bank N.A.                            01/14/03 to     2.050 to
                                                              03/18/03     2.450               30,000,000
   FOREIGN--2.07%
      50,000  Wells Fargo Bank N.A.                           05/01/02     1.805 to
                                                                           1.820*              50,002,079
                                                                                            -------------
Total Bank Notes (cost--$80,002,079)                                                           80,002,079
                                                                                            =============
CERTIFICATES OF DEPOSIT--18.25%

   YANKEE--18.25%
      20,000  Abbey National PLC                              01/07/03     2.590               20,001,356

      30,000  ABN-AMRO Bank N.V.                           08/30/02 to     3.605 to
                                                              09/06/02     3.700               29,999,657

      90,000  Barclays Bank PLC                               05/01/02     1.790*              89,997,488

      15,000  Canadian Imperial Bank of Commerce              07/12/02     4.055               15,004,374

      80,000  Dexia Bank SA                                   05/01/02     1.800 to
                                                                           1.820*              79,988,503

      75,000  Royal Bank of Canada                            05/01/02     1.750 to
                                                                           1.780*              74,998,777

      25,000  Royal Bank of Canada                            08/09/02     3.990               25,000,000

 PRINCIPAL
   AMOUNT                                                     MATURITY    INTEREST
   (000)                                                       DATES       RATES                 VALUE
-----------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--(CONCLUDED)

   YANKEE--(CONCLUDED)
     $15,000  Royal Bank of Scotland PLC                      12/27/02     2.710%           $  14,999,029

      30,000  Svenska Handelsbanken                        07/22/02 to     3.620 to
                                                              08/29/02     3.913               29,999,927

      30,000  Toronto Dominion Bank                           11/18/02     2.300               30,001,637

      30,000  Westdeutsche Landesbank Girozentrale            11/01/02     2.590               29,998,509
                                                                                            -------------
Total Certificates of Deposit
   (cost--$439,989,257)                                                                       439,989,257
                                                                                            =============
COMMERCIAL PAPER@--40.50%

   ASSET BACKED-AUTO & TRUCK--3.11%
      75,000  New Center Asset Trust                          05/01/02     1.900               75,000,000

   ASSET BACKED-BANKING--1.54%
      25,000  Atlantis One Funding Corp.                      06/20/02     1.830               24,936,458

      12,059  Stellar Funding Group, Inc.                  05/03/02 to
                                                              05/22/02     1.820               12,051,723
                                                                                               36,988,181

   ASSET BACKED-FINANCE--0.83%
      20,000  CC (USA), Inc.                                  05/07/02     1.830               19,993,900

   ASSET BACKED-MISCELLANEOUS--9.62%
      60,000  Enterprise Funding Corp.                        05/15/02     1.800               59,958,000

      30,000  Galaxy Funding Inc.                             06/18/02     1.830               29,926,800

      30,208  Giro Funding U.S. Corp.                         07/15/02     1.870               30,090,315

      27,000  Pennine Funding                                 05/07/02     1.830               26,991,765

      75,000  Triple-A One Funding                            05/03/02     1.810               74,992,458

      10,015  Variable Funding Capital Corp.                  05/14/02     1.800               10,008,490

                                                                                              231,967,828
   AUTOMOBILE--2.78%
      67,000  BMW U.S. Capital Corp.                          05/01/02     1.900               67,000,000

   BANKING-DOMESTIC--6.30%
      30,000  CBA (Delaware) Finance, Inc.                    05/06/02     1.820               29,992,416

      80,000  Deutsche Bank Financial LLC                  05/20/02 to     1.780 to
                                                              06/10/02     1.810               79,881,978

 PRINCIPAL
   AMOUNT                                                     MATURITY    INTEREST
   (000)                                                        DATES       RATES                VALUE
-----------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)
   BANKING-DOMESTIC--(CONCLUDED)
 $    30,000  Nordea North America, Inc.                      07/12/02     1.850%           $  29,889,000

      12,000  San Paolo IMI U.S. Financial Co.                05/01/02     1.800               12,000,000

                                                                                              151,763,394

   BANKING-FOREIGN--1.24%
      30,000  Bank of Scotland Treasury Services PLC          05/10/02     1.780               29,986,650

   BROKERAGE--2.07%
      50,000  Salomon Smith Barney Holdings Inc.              05/02/02     1.770               49,997,542

   CONGLOMERATE--3.11%
      75,000  Koch Industries                                 05/01/02     1.910               75,000,000

   FINANCE NON-CAPTIVE DIVERSIFIED--4.69%
     113,000  GE Capital International Funding Inc.        05/01/02 to     1.770 to
                                                              05/23/02     1.800              112,936,917
   METALS & MINING--3.34%
      80,580  Rio Tinto Ltd.                               05/01/02 to     1.800 to
                                                              06/10/02     1.900               80,538,840
   TELECOM-WIRELINES--1.87%
      45,150  Verizon Global Funding Inc.                     05/02/02     1.780               45,147,768
                                                                                            -------------
Total Commercial Paper
   (cost--$976,321,020)                                                                       976,321,020
                                                                                            =============
SHORT-TERM CORPORATE OBLIGATIONS--6.43%
   ASSET BACKED-FINANCE--5.39%
     110,000  Beta Finance, Inc.                              05/01/02     1.840 to
                                                                           1.855*             110,000,000

      20,000  CC (USA), Inc.                                  05/01/02     1.850*              20,000,000
                                                                                              130,000,000

   BANKING-DOMESTIC--1.04%
      25,000  Wells Fargo & Co.                               05/14/02     1.860*              25,000,000
                                                                                            -------------
Total Short-Term Corporate Obligations
   (cost--$155,000,000)                                                                       155,000,000
                                                                                            =============

 NUMBER OF
   SHARES                                                     MATURITY    INTEREST
   (000)                                                        DATES       RATES               VALUE
-----------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--8.73%
     107,650  AIM Liquid Assets Portfolio                     05/01/02     1.870%+         $  107,649,693

           0  AIM Prime Money Market Portfolio                05/01/02     1.730+                     297

      49,956  BlackRock Provident Institutional
                TempFund                                      05/01/02     1.810+              49,955,967

      52,997  Dreyfus Cash Management Fund                    05/01/02     1.860+              52,996,858
                                                                                           --------------
Total Money Market Funds (cost--$210,602,815)                                                 210,602,815
                                                                                           ==============
Total Investments (cost--$2,416,716,425 which
   approximates cost for federal income
   tax purposes)--100.24%                                                                   2,416,716,425

Liabilities in excess of other assets--(0.24)%                                                 (5,779,373)
                                                                                           --------------
Net Assets (applicable to 2,327,743,067 and
   82,982,738 of Institutional Shares and Financial
   Intermediary Shares, respectively, each equivalent
   to $1.00 per share)--100.00%                                                            $2,410,937,052
                                                                                           ==============

@    Interest rates shown are the discount rates at date of purchase.

* Variable rate securities--maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of April 30, 2002 and reset periodically.

+    Interest rates shown reflect yield at April 30, 2002.



                       Weighted average maturity-- 60 days







                 See accompanying notes to financial statements

UBS LIR TREASURY SECURITIES FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2002

 PRINCIPAL
   AMOUNT                                                    MATURITY       INTEREST
   (000)                                                       DATES          RATES              VALUE
-----------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--96.41%
    $391,604  U.S. Treasury Bills(1)                       05/02/02 to      1.620 to
                                                              10/10/02      2.040%@          $390,339,453

      27,000  U.S. Treasury Notes                          08/15/02 to      4.625 to
                                                              02/28/03      6.375              27,361,135
                                                                                             ------------
Total U.S. Treasury Obligations (cost--$417,700,588)                                          417,700,588
                                                                                             ============

  NUMBER OF
   SHARES
   (000)
-----------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--3.66%
       5,744  BlackRock Provident Institutional
                Federal Security Treasury Fund                05/01/02     1.680+               5,744,362

      10,112  Goldman Sachs Financial Square
                Treasury Instruments Fund                     05/01/02     1.595+              10,112,432
                                                                                             ------------
Total Money Market Funds (cost$15,856,794)                                                     15,856,794
                                                                                             ============
Total Investments (cost$433,557,382 which
   approximates cost for federal income
   tax purposes)--100.07%                                                                     433,557,382

Liabilities in excess of other assets--(0.07)%                                                   (283,843)
                                                                                             ------------
Net Assets (applicable to 433,225,404
   Institutional Shares, equivalent to $1.00 per share)--100.00%                             $433,273,539
                                                                                             ============

@    Interest rates shown are the discount rates at date of purchase.

+    Interest rates shown reflect yield at April 30, 2002.

(1)  Security, or portion thereof, was on loan at April 30, 2002.



                      Weighted average maturity -- 70 days






                 See accompanying notes to financial statements

UBS LIR MONEY MARKET FUND

UBS LIR TREASURY SECURITIES FUND


STATEMENT OF OPERATIONS

                                                                    FOR THE YEAR ENDED APRIL 30, 2002
                                                                  ------------------------------------
                                                                    UBS LIR                  UBS LIR
                                                                     MONEY                   TREASURY
                                                                     MARKET                 SECURITIES
                                                                      FUND                     FUND
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                          $87,426,342               $6,884,353

EXPENSES:
   Investment advisory and administration fees                      7,070,215                  666,494
   Transfer agency and related services fees                          430,344                  111,239
   Insurance expense                                                  314,748                    2,115
   Custody and accounting                                             282,809                   26,638
   Shareholder servicing fees--Financial Intermediary shares          143,645                       --
   State registration fees                                            136,514                   38,121
   Professional fees                                                  108,846                   48,490
   Reports and notices to shareholders                                 56,797                   11,723
   Trustees' fees                                                      26,850                    8,857
   Other expenses                                                      21,320                   10,310
                                                                    8,592,088                  923,987
   Less: Fee waivers from investment advisor                         (528,632)                (151,339)
Net expenses                                                        8,063,456                  772,648
Net investment income                                              79,362,886                6,111,705
Net realized gains from investment transactions                       197,787                   26,217
Net increase in net assets resulting from operations              $79,560,673               $6,137,922


                 See accompanying notes to financial statements

UBS LIR MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                      FOR THE YEARS ENDED APRIL 30,
                                                                 ----------------------------------------
                                                                      2002                     2001
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                            $   79,362,886           $  135,748,774
Net realized gain from investment transactions                          197,787                   12,852
Net increase in net assets resulting from operations                 79,560,673              135,761,626

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Institutional shares                         (77,950,012)            (132,661,528)
Net investment income--Financial Intermediary shares                 (1,412,874)              (3,087,246)
                                                                    (79,362,886)            (135,748,774)
Net increase (decrease) in net assets from
   beneficial interest transactions                                (154,139,147)             664,117,825
Net increase (decrease) in net assets                              (153,941,360)             664,130,677

NET ASSETS:
Beginning of year                                                 2,564,878,412            1,900,747,735
End of year                                                      $2,410,937,052           $2,564,878,412


                 See accompanying notes to financial statements

UBS LIR TREASURY SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                       FOR THE YEARS ENDED APRIL 30,
                                                                 ---------------------------------------
                                                                       2002                    2001
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                            $   6,111,705            $    7,489,012
Net realized gain from investment transactions                          26,217                    18,130
Net increase in net assets resulting from operations                 6,137,922                 7,507,142

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Institutional shares                         (6,111,705)               (7,489,012)
Net increase in net assets from
  beneficial interest transactions                                 265,856,928                48,847,101
Net increase in net assets                                         265,883,145                48,865,231

NET ASSETS:
Beginning of year                                                  167,390,394               118,525,163
End of year                                                      $ 433,273,539            $  167,390,394


                 See accompanying notes to financial statements

UBS LIR MONEY MARKET FUND

UBS LIR TREASURY SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS LIR Money Market Fund ("Money Market Fund") and UBS LIR Treasury Securities Fund ("Treasury Securities Fund") (collectively the "Funds") are series of Liquid Institutional Reserves (the "Trust"), an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Trust currently offers three no-load series: the Funds and the UBS LIR Government Securities Fund. The financial statements for the UBS LIR Government Securities Fund are not included herein.

The Funds currently offer two classes of shares, Institutional shares and Financial Intermediary shares. Each class represents interests in the same assets of the Fund, and both classes have equal voting privileges, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear certain service fees and to the extent that matters pertaining to the Shareholder Services Plan or to the Financial Intermediary shares are submitted to shareholders for approval, only the holders of Financial Intermediary shares shall be entitled to vote thereon. At April 30, 2002 the Treasury Securities Fund had no Financial Intermediary shares outstanding.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME -- Investments are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS -- The Money Market Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Money Market Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Money Market Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM", formerly known as Brinson Advisors, Inc.), sub-advisor and sub-administrator of the Trust.

UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

NET INVESTMENT INCOME AND INVESTMENT TRANSACTIONS -- Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Money Market Fund to meet their obligations may be affected by economic developments particular to a specific industry or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") with UBS PaineWebber Inc. ("UBS PaineWebber-SM-*"), an indirect wholly owned subsidiary of UBS AG, under which UBS PaineWebber serves as investment advisor and administrator of the Funds. In accordance with the Advisory Contract, the Funds pay UBS PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of each Fund's average daily net assets. At April 30, 2002, the Money Market Fund and the Treasury Securities Fund owed UBS PaineWebber $524,356 and $81,603, respectively, in investment advisory and administration fees.

UBS Global AM serves as sub-advisor and sub-administrator to the Trust pursuant to a Sub-Advisory and Sub-Administration Contract ("Sub-Advisory Contract") between UBS PaineWebber and UBS Global AM. In accordance with the Sub-Advisory Contract, UBS PaineWebber (not the Funds) pays UBS Global AM a fee, accrued daily and paid monthly, at an annual rate of 50% of the fee paid by each Fund to UBS PaineWebber under the Advisory Contract, net of waivers and/or reimbursements.

--------------
*    UBS PaineWebber is a service mark of UBS AG.

UBS PaineWebber and UBS Global AM agreed to reimburse a portion of expenses to maintain the Funds' total annual operating expenses through August 31, 2002 at a level not exceeding 0.28% and 0.29% of the Money Market Fund's and the Treasury Securities Fund's average daily net assets for Institutional shares, respectively, and 0.53% of the Money Market Fund's average daily net assets for Financial Intermediary shares. At April 30, 2002, UBS PaineWebber owed the Money Market Fund and the Treasury Securities Fund $16,671 and $22,413, respectively for fee waivers and reimbursements. The Funds have agreed to repay UBS PaineWebber for any reimbursed expenses if they can do so over the following three years without causing the Funds' expenses in any of those years to exceed the aforementioned rates. For the year ended April 30, 2002, UBS PaineWebber waived $528,632 and $151,339 in investment advisory and administration fees from the Money Market Fund and the Treasury Securities Fund, respectively.

SHAREHOLDER SERVICES PLAN AND AGREEMENT

Under a Shareholder Services Plan and Agreement ("Service Agreement") adopted with respect to its Financial Intermediary shares, each Fund has agreed to pay UBS Global AM monthly fees at the annual rate of 0.25% of the average daily net assets of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under Service Agreements with those financial intermediaries, UBS Global AM pays an identical fee to the financial intermediaries for certain support services that they provide to their customers as specified in the Service Agreements. At April 30, 2002, the Money Market Fund owed UBS Global AM $15,510 in shareholder service fees.

SECURITIES LENDING

The Treasury Securities Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Treasury Securities Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Treasury Securities Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Treasury Securities Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the year ended April 30, 2002, the Treasury Securities Fund earned $10,711 for lending securities. The Treasury Securities Fund's lending agent is UBS PaineWebber, who earned $3,613 in compensation from the Treasury Securities Fund in that capacity for the year ended April 30, 2002. At

April 30, 2002, the Treasury Securities Fund owed UBS PaineWebber $1,067 in compensation.

At April 30, 2002, Treasury Securities Fund had securities on loan having a market value of $39,809,600. The Treasury Securities Fund's custodian held U.S. government securities having an aggregate value of $42,687,455 as collateral for portfolio securities loaned as follows:

  PRINCIPAL
   AMOUNT                                   MATURITY           INTEREST
    (000)                                     DATES              RATES           VALUE
------------------------------------------------------------------------------------------
$34,500        U.S. Treasury Bonds         02/15/16 to         6.000 to
                                           02/15/26            9.250%         $42,687,455

BANK LINE OF CREDIT

The Funds participate with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of a fund at the request of the shareholders and other temporary or emergency purposes.

Under the Facility arrangement, the Funds have agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. For the year ended April 30, 2002, the Funds did not borrow under the Facility.

OTHER LIABILITIES

At April 30, 2002, the Money Market Fund and the Treasury Securities Fund had dividends payable aggregating $3,628,734 and $488,649, respectively. At April 30, 2002, the Money Market Fund had a payable for investments purchased of $9,000,000.

MONEY MARKET FUND INSURANCE BONDS

At April 30, 2002, the Money Market Fund had insurance bonds that provided limited coverage for certain loss events involving certain money market instruments held by the Money Market Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bonds provided for coverage up to $200 million for a number of funds with a deductible of 30 basis points (0.30%) of the total assets of the Money Market Fund for First Tier Securities, determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bonds, the Money Market Fund would have expected to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which would generally be no later than the maturity of the security. While the insurance bonds were intended to provide some protection against credit risk and to help the Money Market Fund maintain a constant price per share of $1.00, there was no guarantee that the insurance bonds would have done so. During the fiscal year ended April 30, 2002, the Money Market Fund did not use these insurance bonds.

FEDERAL TAX STATUS

Each Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

At April 30, 2002, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal years ended April 30, 2002 and April 30, 2001 was ordinary income.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                    INSTITUTIONAL SHARES              FINANCIAL INTERMEDIARY SHARES*
                            ----------------------------------------------------------------------------
                               FOR THE YEARS ENDED APRIL 30,           FOR THE YEARS ENDED APRIL 30,
                            ----------------------------------------------------------------------------
                                  2002               2001                2002               2001
--------------------------------------------------------------------------------------------------------
MONEY MARKET FUND:
Shares sold                  12,403,732,319     12,004,859,935        242,500,107        171,700,609

Shares repurchased          (12,669,692,975)   (11,451,875,347)      (211,075,935)      (186,348,762)

Dividends reinvested             80,374,917        124,230,914             22,420          1,550,476
                            ----------------------------------------------------------------------------
Net increase (decrease)
   in shares outstanding       (185,585,739)       677,215,502         31,446,592        (13,097,677)
                            ============================================================================
TREASURY SECURITIES FUND:
Shares sold                     909,011,825        486,200,792

Shares repurchased             (649,233,862)      (444,632,264)

Dividends reinvested              6,078,965          7,278,573
                            ----------------------------------
Net increase in shares
   outstanding                  265,856,928         48,847,101
                            ==================================

* For the year ended April 30, 2002 and the year ended April 30, 2001, there were no transactions in Financial Intermediary shares for the Treasury Securities Fund.

UBS LIR MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                            INSTITUTIONAL SHARES
                                -------------------------------------------------------------------------


                                                        FOR THE YEARS ENDED APRIL 30,
                                -------------------------------------------------------------------------
                                   2002            2001            2000           1999            1998
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD             $  1.00         $  1.00         $  1.00        $  1.00         $  1.00

Net investment income                0.028           0.061           0.053          0.051           0.054

Dividends from net
   investment income                (0.028)         (0.061)         (0.053)        (0.051)         (0.054)

NET ASSET VALUE,
   END OF PERIOD                   $  1.00         $  1.00         $  1.00        $  1.00         $  1.00

TOTAL INVESTMENT
   RETURN(1)                          2.87%           6.25%           5.40%          5.22%           5.52%

RATIOS/SUPPLEMENTAL
   DATA:
Net assets, end
   of period (000's)            $2,327,952      $2,513,344      $1,836,114     $2,036,379      $1,591,789

Expenses to average net
   assets, net of fee
   waivers/reimbursments
   from advisor                       0.28%           0.28%           0.28%          0.26%           0.29%

Expenses to average net
   assets, before fee
   waivers/reimbursements
   from advisor                       0.30%           0.31%           0.30%          0.31%           0.34%

Net investment income
   to average net assets,
   net of fee waivers/
   reimbursements from
   advisor                            2.81%           6.04%           5.26%          5.07%           5.38%

Net investment income
   to average net assets,
   before fee waivers/
   reimbursements from
   advisor                            2.79%           6.01%           5.24%          5.02%           5.33%

+    Issuance of shares

*    Annualized

** For the period May 1, 1997 to January 13, 1998 there were no Financial Intermediary shares outstanding.

1. Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized.

                                                      FINANCIAL INTERMEDIARY SHARES**
                                         -----------------------------------------------------------------------------
                                                                                                           FOR THE
                                                                                                            PERIOD
                                                                                                          JANUARY 14,
                                                       FOR THE YEARS ENDED APRIL 30,                       1998 TO
                                         ------------------------------------------------------------      APRIL 30,
                                           2002             2001            2000             1999            1998
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                    $ 1.00           $ 1.00          $ 1.00           $ 1.00          $ 1.00

Net investment income                      0.026            0.058           0.050            0.048           0.015

Dividends from net
   investment income                      (0.026)          (0.058)         (0.050)          (0.048)         (0.015)

NET ASSET VALUE,
   END OF PERIOD                          $ 1.00           $ 1.00          $ 1.00           $ 1.00          $ 1.00

TOTAL INVESTMENT
   RETURN(1)                                2.62%            5.99%           5.14%            4.96%           1.51%

RATIOS/SUPPLEMENTAL
   DATA:
Net assets, end
   of period (000's)                     $82,985          $51,534         $64,634          $12,002         $16,302

Expenses to average net
   assets, net of fee
   waivers/reimbursments
   from advisor                             0.53%            0.53%           0.53%            0.51%           0.54%*

Expenses to average net
   assets, before fee
   waivers/reimbursements
   from advisor                             0.54%            0.56%           0.55%            0.56%           0.59%*

Net investment income
   to average net assets,
   net of fee waivers/
   reimbursements from
   advisor                                  2.46%            5.74%           5.05%            4.82%           5.13%*

Net investment income
   to average net assets,
   before fee waivers/
   reimbursements from
   advisor                                  2.45%            5.71%           5.03%            4.77%           5.07%*

UBS LIR TREASURY SECURITIES FUND

FINANCIAL HIGHLIGHTS


Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                             INSTITUTIONAL SHARES
                                  ----------------------------------------------------------------------------
                                                         FOR THE YEARS ENDED APRIL 30,
                                  ----------------------------------------------------------------------------
                                    2002             2001            2000             1999            1998
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF YEAR                $ 1.00           $ 1.00          $ 1.00           $ 1.00          $ 1.00

Net investment income                0.025            0.054           0.049            0.046           0.051

Dividends from net
   investment income                (0.025)          (0.054)         (0.047)          (0.046)         (0.051)

Distributions from net
   realized gains from
   investment transactions              --               --          (0.002)              --              --

Total dividends and
   distributions to
   shareholders                     (0.025)          (0.054)         (0.049)          (0.046)         (0.051)

NET ASSET VALUE,
   END OF YEAR                      $ 1.00           $ 1.00          $ 1.00           $ 1.00          $ 1.00

TOTAL INVESTMENT RETURN(1)            2.56%            5.55%           4.97%            4.68%           5.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end
   of year (000's)                $433,274         $167,390        $118,525         $179,227        $179,708

Expenses to average
   net assets, net of fee
   waiver from advisor                0.29%            0.29%           0.29%            0.28%           0.30%

Expenses to average
   net assets, before fee
   waiver from advisor                0.35%            0.36%           0.35%            0.33%           0.47%

Net investment income
   to average net assets,
   net of fee waiver
   from advisor                       2.29%            5.36%           4.61%            4.57%           5.09%

Net investment income
   to average net assets,
   before fee waiver
   from advisor                       2.23%            5.29%           4.55%            4.52%           4.92%


1. Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported.

UBS LIR MONEY MARKET FUND
UBS LIR TREASURY SECURITIES FUND


REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Board of Trustees and Shareholders of
UBS LIR Money Market Fund
UBS LIR Treasury Securities Fund

We have audited the accompanying statements of net assets of the UBS LIR Money Market Fund and UBS LIR Treasury Securities Fund (the "Funds") (two of the funds comprising Liquid Institutional Reserves) as of April 30, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at April 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the UBS LIR Money Market Fund and UBS LIR Treasury Securities Fund at April 30, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.



                                     /s/ Ernst & Young LLP

New York, New York
June 19, 2002

UBS LIR Money Market Fund
UBS LIR Treasury Securities Fund

Supplemental Information (unaudited)

BOARD OF TRUSTEES & OFFICERS

The Funds are governed by a Board of Trustees which oversee the Funds' operations. The table below shows, for each Trustee and Officer, his or her name, address and age, the position held with the Funds, the length of time served as a Trustee or Officer of the Funds, the Trustee's or Officer's principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the Trustee or Officer, and other directorships held by such Trustee or Officer.

The Funds' Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling 1-888-547-FUND.

INTERESTED TRUSTEES

                                                                TERM OF
                                                              OFFICE+ AND
                                    POSITION(S)                LENGTH OF
      NAME, ADDRESS,                 HELD WITH                    TIME                       PRINCIPAL OCCUPATION(S)
         AND AGE                       FUND                      SERVED                        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Margo N. Alexander*++;              Trustee                   Since 1996                Mrs. Alexander is an executive vice
55                                                                                      president of UBS PaineWebber Inc. (since
                                                                                        March 1984). She was chief executive officer
                                                                                        of UBS Global AM from January 1995 to
                                                                                        October 2000, a Trustee (from January 1995
                                                                                        to September 2001) and chairman (from March
                                                                                        1999 to September 2001).

E. Garrett Bewkes, Jr.**++;         Trustee and               Since 1996                Mr. Bewkes serves as a consultant to
75                                  Chairman of                                         UBS PaineWebber (since May 1999).
                                    the Board of                                        Prior to November 2000, he was a
                                     Trustees                                           Trustee of Paine Webber Group Inc.
                                                                                        ("PW Group," formerly the holding
                                                                                        company of UBS PaineWebber and
                                                                                        UBS Global AM) and prior to 1996, he
                                                                                        was a consultant to PW Group. Prior
                                                                                        to 1988, he was chairman of the
                                                                                        board, president and chief executive
                                                                                        officer of American Bakeries Company.


                                       22

                                                 NUMBER OF
      NAME, ADDRESS,                     PORTFOLIOS IN FUND COMPLEX                               OTHER DIRECTORSHIPS
         AND AGE                            OVERSEEN BY TRUSTEE                                     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Margo N. Alexander*++;              Mrs. Alexander is a director or trustee                       None
55                                  of 22 investment companies (consisting
                                    of 43 portfolios) for which UBS Global
                                    AM, UBS PaineWebber or one of their
                                    affiliates serves as investment advisor,
                                    sub-advisor or manager.

E. Garrett Bewkes, Jr.**++;         Mr. Bewkes is a director or trustee of                        Mr. Bewkes is also a
75                                  34 investment companies (consisting of                        director of Interstate
                                    55 portfolios) for which UBS Global AM,                       Bakeries Corporation.
                                    UBS PaineWebber or one of their affiliates
                                    serves as investment advisor, sub-advisor
                                    or manager.

INDEPENDENT TRUSTEES

                                                                TERM OF
                                                              OFFICE+ AND
                                    POSITION(S)                LENGTH OF
     NAME, ADDRESS,                  HELD WITH                    TIME                       PRINCIPAL OCCUPATION(S)
        AND AGE                        FUND                      SERVED                        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 67            Trustee                   Since 1996                Mr. Armstrong is chairman and
R.Q.A. Enterprises                                                                      principal of R.Q.A. Enterprises
One Old Church Road--                                                                   (management consulting firm)
Unit # 6                                                                                (since April 1991 and principal
Greenwich, CT  06830                                                                    occupation since March 1995).
                                                                                        Mr. Armstrong was chairman of the
                                                                                        board, chief executive officer and
                                                                                        co-owner of Adirondack Beverages
                                                                                        (producer and distributor of soft
                                                                                        drinks and sparkling/still waters)
                                                                                        (October 1993-March 1995). He
                                                                                        was a partner of The New England
                                                                                        Consulting Group (management
                                                                                        consulting firm) (December 1992-
                                                                                        September 1993).  He was managing
                                                                                        director of LVMH U.S. Corporation
                                                                                        (U.S. subsidiary of the French luxury
                                                                                        goods conglomerate, Louis Vuitton
                                                                                        Moet Hennessey Corporation)
                                                                                        (1987-1991) and chairman of its
                                                                                        wine and spirits subsidiary,
                                                                                        Schieffelin & Somerset Company
                                                                                        (1987-1991).

David J. Beaubien; 67               Trustee                   Since 2001                Mr. Beaubien is chairman of
101 Industrial Road                                                                     Yankee Environmental Systems, Inc.,
Turners Falls, MA 01376                                                                 a manufacturer of meteorological
                                                                                        measuring systems. Prior to
                                                                                        January 1991, he was senior vice
                                                                                        president of EG&G, Inc., a company
                                                                                        which makes and provides a variety
                                                                                        of scientific and technically oriented
                                                                                        products and services. From 1985 to
                                                                                        January 1995, Mr. Beaubien served
                                                                                        as a director or trustee on the boards
                                                                                        of the Kidder, Peabody & Co.
                                                                                        Incorporated mutual funds.


                                       24

                                                 NUMBER OF
     NAME, ADDRESS,                      PORTFOLIOS IN FUND COMPLEX                           OTHER DIRECTORSHIPS
        AND AGE                             OVERSEEN BY TRUSTEE                                 HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 67            Mr. Armstrong is a director or trustee of 22         Mr. Armstrong is also a director of
R.Q.A. Enterprises                  investment companies (consisting of 43               AlFresh Beverages Canada, Inc.
One Old Church Road--               portfolios) for which UBS Global AM,                 (a Canadian Beverage subsidiary of
Unit # 6                            UBS PaineWebber or one of their                      AlFresh Foods Inc.) (since October
Greenwich, CT  06830                affiliates serves as investment advisor,             2000).
                                    sub-advisor or manager.


















David J. Beaubien; 67               Mr. Beaubien is a director or trustee of 22          Mr. Beaubien is also a director of
101 Industrial Road                 investment companies (consisting of 43               IEC Electronics, Inc., a manufacturer
Turners Falls, MA 01376             portfolios) for which UBS Global AM,                 of electronic assemblies.
                                    UBS PaineWebber or one of their affiliates
                                    serves as investment advisor, sub-advisor
                                    or manager.

                                                                TERM OF
                                                              OFFICE+ AND
                                    POSITION(S)                LENGTH OF
     NAME, ADDRESS,                  HELD WITH                    TIME                       PRINCIPAL OCCUPATION(S)
        AND AGE                        FUND                      SERVED                        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Richard R. Burt; 55                 Trustee                   Since 1996                Mr. Burt is chairman of Diligence LLC
1275 Pennsylvania Ave., N.W.                                                            (international information and
Washington, D.C.  20004                                                                 security firm) and IEP Advisors
                                                                                        (international investments and
                                                                                        consulting firm). He was the chief
                                                                                        negotiator in the Strategic Arms
                                                                                        Reduction Talks with the former
                                                                                        Soviet Union (1989-1991) and the
                                                                                        U.S. Ambassador to the Federal
                                                                                        Republic of Germany (1985-1989).
                                                                                        From 1991-1994, he served as a
                                                                                        partner of McKinsey & Company
                                                                                        (management consulting firm).

Meyer Feldberg; 60                  Trustee                   Since 1996                Mr. Feldberg is Dean and Professor
Columbia University                                                                     of Management of the Graduate
101 Uris Hall                                                                           School of Business, Columbia
New York, New York                                                                      University. Prior to 1989, he was
10027                                                                                   president of the Illinois Institute
                                                                                        of Technology.

George W. Gowen; 72                 Trustee                   Since 1996                Mr. Gowen is a partner in the law
666 Third Avenue                                                                        firm of Dunnington, Bartholow &
New York, New York                                                                      Miller. Prior to May 1994, he was
10017                                                                                   a partner in the law firm of
                                                                                        Fryer, Ross & Gowen.

William W. Hewitt, Jr.***; 73       Trustee                   Since 2001                Mr. Hewitt is retired. From 1990
c/o UBS Global Asset                                                                    to January 1995, Mr. Hewitt served
Management (US) Inc.                                                                    as a director or trustee on the boards
51 West 52nd Street                                                                     of the Kidder, Peabody & Co.
New York, New York                                                                      Incorporated mutual funds. From
10019-6114                                                                              1986-1988, he was an executive
                                                                                        vice president and director of mutual
                                                                                        funds, insurance and trust services
                                                                                        of Shearson Lehman Brothers Inc.
                                                                                        From 1976-1986, he was president of
                                                                                        Merrill Lynch Funds Distributor, Inc.


                                       26

                                                 NUMBER OF
     NAME, ADDRESS,                      PORTFOLIOS IN FUND COMPLEX                           OTHER DIRECTORSHIPS
        AND AGE                             OVERSEEN BY TRUSTEE                                 HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Richard R. Burt; 55                 Mr. Burt is a director or trustee of 22              Mr. Burt is also a director of
1275 Pennsylvania Ave., N.W.        investment companies (consisting of 43               Archer-Daniels-Midland Company
Washington, D.C.  20004             portfolios) for which UBS Global AM,                 (agricultural commodities), Hollinger
                                    UBS PaineWebber or one of their                      International Company (publishing), six
                                    affiliates serves as investment advisor,             investment companies in the Deutsche
                                    sub-advisor or manager.                              Bank family of funds, nine investment
                                                                                         companies in the Flag Investors family of
                                                                                         funds, The Central European Fund, Inc.
                                                                                         and The Germany Fund, Inc., a director of
                                                                                         IGT, Inc. (provides technology to gaming
                                                                                         and wagering industry) (since July 1999)
                                                                                         and chairman of Weirton Steel Corp. (makes
                                                                                         and finishes steel products) (since April
                                                                                         1996).

Meyer Feldberg; 60                  Dean Feldberg is a director or trustee of 34         Dean Feldberg is also a director of
Columbia University                 investment companies (consisting of 55               Primedia Inc. (publishing), Federated
101 Uris Hall                       portfolios) for which UBS Global AM,                 Department Stores, Inc. (operator
New York, New York                  UBS PaineWebber or one of their affiliates           of department stores), Revlon, Inc.
10027                               serves as investment advisor, sub-advisor            (cosmetics), Select Medical Inc.
                                    or manager.                                          (healthcare services) and SAPPI, Ltd.
                                                                                         (producer of paper).

George W. Gowen; 72                 Mr. Gowen is a director or trustee of 34             None
666 Third Avenue                    investment companies (consisting of 55
New York, New York                  portfolios) for which UBS Global AM, UBS
10017                               PaineWebber or one of their affiliates serves
                                    as investment advisor, sub-advisor or manager.

William W. Hewitt, Jr.***; 73       Mr. Hewitt is a director or trustee of 22            Mr. Hewitt is also a director or
c/o UBS Global Asset                investment companies (consisting of 43               trustee of the Guardian Life
Management (US) Inc.                portfolios) for which UBS Global AM,                 Insurance Company mutual funds.
51 West 52nd Street                 UBS PaineWebber or one of their affiliates
New York, New York                  serves as investment advisor, sub-advisor
10019-6114                          or manager.

                                                                TERM OF
                                                              OFFICE+ AND
                                    POSITION(S)                LENGTH OF
     NAME, ADDRESS,                  HELD WITH                    TIME                       PRINCIPAL OCCUPATION(S)
        AND AGE                        FUND                      SERVED                        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Morton L. Janklow; 72               Trustee                   Since 2001                Mr. Janklow is senior partner of
445 Park Avenue                                                                         Janklow & Nesbit Associates, an
New York, New York 10022                                                                international literary agency
                                                                                        representing leading authors in
                                                                                        their relationships with publishers
                                                                                        and motion picture, television and
                                                                                        multi-media companies, and of
                                                                                        counsel to the law firm of
                                                                                        Janklow & Ashley.

Frederic V. Malek; 65               Trustee                   Since 1996                Mr. Malek is chairman of Thayer
1455 Pennsylvania                                                                       Capital Partners (merchant bank)
Avenue, N.W. Suite 350                                                                  and chairman of Thayer Hotel
Washington, D.C.  20004                                                                 Investors III, Thayer Hotel Investors II
                                                                                        and Lodging Opportunities Fund
                                                                                        (hotel investment partnerships). From
                                                                                        January 1992 to November 1992,
                                                                                        he was campaign manager of
                                                                                        Bush-Quayle '92.  From 1990 to
                                                                                        1992, he was vice chairman and,
                                                                                        from 1989 to 1990, he was president
                                                                                        of Northwest Airlines Inc. and NWA
                                                                                        Inc. (holding company of Northwest
                                                                                        Airlines Inc.).  Prior to 1989, he was
                                                                                        employed by the Marriott Corporation
                                                                                        (hotels, restaurants, airline catering
                                                                                        and contract feeding), where he most
                                                                                        recently was an executive vice
                                                                                        president and president of Marriott
                                                                                        Hotels and Resorts.

Carl W. Schafer; 66                 Trustee                   Since 1991                Mr. Schafer is president of the
66 Witherspoon Street                                                                   Atlantic Foundation (charitable
#1100                                                                                   foundation). Prior to January 1993,
Princeton, NJ 08542                                                                     he was chairman of the Investment
                                                                                        Advisory Committee of the
                                                                                        Howard Hughes Medical Institute.


                                       28



                                                 NUMBER OF
     NAME, ADDRESS,                      PORTFOLIOS IN FUND COMPLEX                           OTHER DIRECTORSHIPS
        AND AGE                             OVERSEEN BY TRUSTEE                                 HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Morton L. Janklow; 72               Mr. Janklow is a director or trustee of 22           None
445 Park Avenue                     investment companies (consisting of 43
New York, New York 10022            portfolios) for which UBS Global AM,
                                    UBS PaineWebber or one of their affiliates
                                    serves as investment advisor, sub-advisor
                                    or manager.




Frederic V. Malek; 65               Mr. Malek is a director or trustee of 22             Mr. Malek is also a director of Aegis
1455 Pennsylvania                   investment companies (consisting of 43               Communications, Inc. (tele-services),
Avenue, N.W. Suite 350              portfolios) for which UBS Global AM,                 American Management Systems, Inc.
Washington, D.C.  20004             UBS PaineWebber or one of their affiliates           (management consulting and
                                    serves as investment advisor, sub-advisor            computer related services), Automatic
                                    or manager.                                          Data Processing, Inc. (computing services),
                                                                                         CB Richard Ellis, Inc. (real estate
                                                                                         services), FPL Group, Inc. (electric
                                                                                         services), Manor Care, Inc. (health care)
                                                                                         and Northwest Airlines Inc.











Carl W. Schafer; 66                 Mr. Schafer is a director or trustee of 22           Mr. Schafer is also a director of
66 Witherspoon Street               investment companies (consisting of 43               Labor Ready, Inc. (temporary
#1100                               portfolios) for which UBS Global AM,                 employment), Roadway Corp.
Princeton, NJ 08542                 UBS PaineWebber or one of their affiliates           (trucking), the Harding, Loevner Funds,
                                    serves as investment advisor, sub-advisor            E.I.I. Realty Securities Trust (investment
                                    or manager.                                          company) and Frontier Oil Corporation
                                                                                         and a director or trustee of the
                                                                                         Guardian Life Insurance Company mutual
                                                                                         funds.

                                                                TERM OF
                                                              OFFICE+ AND
                                    POSITION(S)                LENGTH OF
     NAME, ADDRESS,                  HELD WITH                    TIME                       PRINCIPAL OCCUPATION(S)
        AND AGE                        FUND                      SERVED                        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
William D. White; 68                Trustee                   Since 2001                Mr. White is retired. From
P.O. Box 199                                                                            February 1989 through March 1994,
Upper Black Eddy, PA 18972                                                              he was president of the National
                                                                                        League of Professional Baseball
                                                                                        Clubs. Prior to 1989, he was a
                                                                                        television sportscaster for WPIX-TV,
                                                                                        New York. Mr. White served on the
                                                                                        board of directors of Centel from
                                                                                        1989 to 1993 and until recently on
                                                                                        the board of directors of Jefferson
                                                                                        Banks Incorporated, Philadelphia, PA.

                                       30



                                                 NUMBER OF
     NAME, ADDRESS,                      PORTFOLIOS IN FUND COMPLEX                           OTHER DIRECTORSHIPS
        AND AGE                             OVERSEEN BY TRUSTEE                                 HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
William D. White; 68                Mr. White is a director or trustee of 22             None
P.O. Box 199                        investment companies (consisting of 43
Upper Black Eddy, PA 18972          portfolios) for which UBS Global AM,
                                    UBS PaineWebber or one of their affiliates
                                    serves as investment advisor, sub-advisor
                                    or manager.

OFFICERS

                                                                TERM OF                         PRINCIPAL OCCUPATION(S)
                                                              OFFICE+ AND                         DURING PAST 5 YEARS;
                                    POSITION(S)                LENGTH OF                        NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,                  HELD WITH                    TIME                       FUND COMPLEX FOR WHICH PERSON
        AND AGE                        FUND                      SERVED                            SERVES AS OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Thomas Disbrow+++;                  Vice President            Since 2000                Mr. Disbrow is a director and a senior
36                                  and Assistant                                       manager of the mutual fund finance
                                    Treasurer                                           department of UBS Global AM. Prior to
                                                                                        November 1999, he was a vice president
                                                                                        of Zweig/Glaser Advisers. Mr. Disbrow is
                                                                                        a vice president and assistant treasurer of
                                                                                        22 investment companies (consisting of
                                                                                        43 portfolios) for which UBS Global AM,
                                                                                        UBS PaineWebber or one of their affiliates
                                                                                        serves as investment advisor, sub-advisor
                                                                                        or manager.

Amy R. Doberman**;                  Vice President            Since 2000                Ms. Doberman is a managing director
40                                  and Secretary                                       and general counsel of UBS Global AM.
                                                                                        From December 1997 through July 2000,
                                                                                        she was general counsel of Aeltus
                                                                                        Investment Management, Inc. Prior to
                                                                                        working at Aeltus, Ms. Doberman was
                                                                                        assistant chief counsel of the SEC's
                                                                                        Division of Investment Management. Ms.
                                                                                        Doberman is vice president and secretary of
                                                                                        UBS Supplementary Trust and a vice president
                                                                                        and secretary of 24 investment companies
                                                                                        (consisting of 82 portfolios) for which UBS
                                                                                        Global AM, UBS Global Asset Management
                                                                                        (Americas) Inc., ("UBS Global AM
                                                                                        (Americas)"), UBS PaineWebber or one of
                                                                                        their affiliates serves as investment
                                                                                        advisor, sub-advisor or manager.

Stephen P. Fisher**; 43             Vice President            Since 2002                Mr. Fisher is a managing director of UBS
                                                                                        Global AM. From October 2000 to February
                                                                                        2001, he was president of Morningstar
                                                                                        Investment Services.From May 1999 to October
                                                                                        2000, Mr. Fisher was senior vice president
                                                                                        of UBS Global AM. From January 1997 to May
                                                                                        1999, Mr. Fisher was a senior vice president
                                                                                        of Prudential Investments. Mr. Fisher is a
                                                                                        vice president of 22 investment companies
                                                                                        (consisting of 43 portfolios) for which UBS
                                                                                        Global AM, UBS PaineWebber or one of their
                                                                                        affiliates serves as investment advisor,
                                                                                        sub-advisor or manager.

                                                                TERM OF                         PRINCIPAL OCCUPATION(S)
                                                              OFFICE+ AND                         DURING PAST 5 YEARS;
                                    POSITION(S)                LENGTH OF                        NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,                  HELD WITH                    TIME                       FUND COMPLEX FOR WHICH PERSON
        AND AGE                        FUND                      SERVED                            SERVES AS OFFICER
------------------------------------------------------------------------------------------------------------------------------------
David M. Goldenberg**;              Vice President            Since 2002                Mr.  Goldenberg  is  an  executive  director
35                                  and Assistant                                       and deputy general counsel of UBS Global AM.
                                    Secretary                                           From 2000-2002 he was director, legal
                                                                                        affairs at Lazard Asset Management. Mr.
                                                                                        Goldenberg was global director of compliance
                                                                                        for SSB Citi Asset Management Group from
                                                                                        1998-2000. He was associate general counsel
                                                                                        at Smith Barney Asset Management from
                                                                                        1996-1998. Prior to working at Smith Barney
                                                                                        Asset Management, Mr. Goldenberg was branch
                                                                                        chief and senior counsel of the SEC's
                                                                                        Division of Investment Management. Mr.
                                                                                        Goldenberg is a vice president and assistant
                                                                                        secretary of 24 investment companies
                                                                                        (consisting of 82 portfolios) for which UBS
                                                                                        Global AM, UBS Global AM (Americas), UBS
                                                                                        PaineWebber or one of their affiliates
                                                                                        serves as investment advisor, sub-advisor or
                                                                                        manager.

Kevin J. Mahoney+++;                Vice President            Since 1999                Mr. Mahoney is a director and a senior
36                                  and Assistant                                       manager of the mutual fund finance
                                    Treasurer                                           department of UBS Global AM.  From
                                                                                        August 1996 through March 1999, he
                                                                                        was the manager of the mutual fund
                                                                                        internal control group of Salomon Smith
                                                                                        Barney. Mr. Mahoney is a vice president
                                                                                        and assistant treasurer of 22 investment
                                                                                        companies (consisting of 43 portfolios)
                                                                                        for which UBS Global AM, UBS PaineWebber
                                                                                        or one of their affiliates serves as
                                                                                        investment advisor, sub-advisor or manager.

Michael H. Markowitz++++;           Vice President            Since 2001                Mr. Markowitz is an executive director,
37                                                                                      portfolio manager and head of U.S. short
                                                                                        duration fixed income of UBS Global AM.
                                                                                        He is also an executive director and
                                                                                        portfolio manager of UBS Global AM
                                                                                        (Americas), an affiliate of UBS Global AM.
                                                                                        Mr. Markowitz is a vice president of six
                                                                                        investment companies (consisting of 26
                                                                                        portfolios) for which UBS Global AM, UBS
                                                                                        PaineWebber or one of their affiliates
                                                                                        serves as investment advisor, sub-advisor or
                                                                                        manager.

                                                                TERM OF                         PRINCIPAL OCCUPATION(S)
                                                              OFFICE+ AND                         DURING PAST 5 YEARS;
                                    POSITION(S)                LENGTH OF                        NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,                  HELD WITH                    TIME                       FUND COMPLEX FOR WHICH PERSON
        AND AGE                        FUND                      SERVED                            SERVES AS OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Emil Polito**; 41                   Vice President            Since 2001                Mr. Polito is an executive director and
                                                                                        head of investment support and mutual
                                                                                        fund services of UBS Global AM.  From
                                                                                        July 2000 to October 2000, he was a
                                                                                        senior manager of investment systems at
                                                                                        Dreyfus Corp. Prior to July 2000, Mr. Polito
                                                                                        was a senior vice president and director
                                                                                        of operations and control for UBS Global
                                                                                        AM.  Mr. Polito is a vice president of 22
                                                                                        investment companies (consisting of 43
                                                                                        portfolios) for which UBS Global AM, UBS
                                                                                        PaineWebber or one of their affiliates
                                                                                        serves as investment advisor, sub-advisor
                                                                                        or manager.

Susan P. Ryan**; 42                 Vice President            Since 1995                Ms. Ryan is an executive director and a
                                                                                        portfolio manager of UBS Global AM.
                                                                                        Ms. Ryan is a vice president of five
                                                                                        investment companies (consisting of 13
                                                                                        portfolios) for which UBS Global AM,
                                                                                        UBS PaineWebber or one of their affiliates
                                                                                        serves as investment advisor, sub-advisor
                                                                                        or manager.

Paul H. Schubert+++;                Vice President            Since 1995                Mr. Schubert is an executive director
39                                  and Treasurer                                       and head of the mutual fund finance
                                                                                        department of UBS Global AM.
                                                                                        Mr. Schubert is treasurer and principal
                                                                                        accounting officer of UBS Supplementary
                                                                                        Trust and of two investment companies
                                                                                        (consisting of 39 portfolios) and a vice
                                                                                        president and treasurer of 22 investment
                                                                                        companies (consisting of 43 portfolios)
                                                                                        for which UBS Global AM, UBS Global
                                                                                        AM (Americas), UBS PaineWebber or one
                                                                                        of their affiliates serves as investment
                                                                                        advisor, sub-advisor or manager.

                                                                TERM OF                       PRINCIPAL OCCUPATION(S)
                                                              OFFICE+ AND                       DURING PAST 5 YEARS;
                                    POSITION(S)                LENGTH OF                      NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,                  HELD WITH                    TIME                     FUND COMPLEX FOR WHICH PERSON
        AND AGE                        FUND                      SERVED                          SERVES AS OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Brian M. Storms**; 47               President                 Since 2000              Mr. Storms is chief operating officer
                                                                                      (since  September  2001) and president
                                                                                      of UBS Global AM (since March 1999), and
                                                                                      president and chief operating officer of UBS
                                                                                      Global AM (Americas) and UBS Global Asset
                                                                                      Management (New York) Inc. (since October
                                                                                      2001). Mr. Storms was chief executive
                                                                                      officer of UBS Global AM from October 2000
                                                                                      to September 2001. He was a director or
                                                                                      trustee of several investment companies in
                                                                                      the UBS Family of Funds (1999-2001). He was
                                                                                      president of Prudential Investments
                                                                                      (1996-1999). Prior to joining Prudential
                                                                                      Investments he was a managing director at
                                                                                      Fidelity Investments. Mr. Storms is
                                                                                      president and trustee of UBS Supplementary
                                                                                      Trust and of two investment companies
                                                                                      (consisting of 39 portfolios) and president
                                                                                      of 22 investment companies (consisting of 43
                                                                                      portfolios) for which UBS Global AM, UBS
                                                                                      Global AM (Americas), UBS PaineWebber or one
                                                                                      of their affiliates serves as investment
                                                                                      advisor, sub-advisor or manager.

Keith A. Weller**; 40               Vice President            Since 1996              Mr. Weller is a director and senior associate
                                    and Assistant                                     general counsel of UBS Global AM. Mr. Weller
                                    Secretary                                         is a vice president and assistant secretary
                                                                                      of 22 investment companies (consisting of 43
                                                                                      portfolios) for which UBS Global AM, UBS
                                                                                      PaineWebber or one of their affiliates
                                                                                      serves as investment advisor, sub-advisor or
                                                                                      manager.

   * This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6114.

  ** This person's business address is 51 West 52nd Street, New York, New York
     10019-6114.


 *** Address for mailing purposes only.

   + Each Trustee holds office for an indefinite term. Officers of the Fund are appointed by the Trustees and serve at the pleasure of the board.

  ++ Mrs. Alexander and Mr. Bewkes are "interested persons" of the fund as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or UBS PaineWebber.

 +++ This person's business address is Newport Center III, 499 Washington Blvd.,
     14th Floor, Jersey City, New Jersey 07310-1998.

++++ This person's business address is 209 South La Salle Street, Chicago,
     Illinois 60604-1295.

TRUSTEES

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander
Richard Q. Armstrong
David J. Beaubien
Richard R. Burt
Meyer Feldberg
George W. Gowen
William W. Hewitt, Jr.
Morton L. Janklow
Frederic V. Malek
Carl W. Schafer
William D. White



PRINCIPAL OFFICERS

Brian M. Storms
PRESIDENT

Amy R. Doberman
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

Susan P. Ryan
VICE PRESIDENT



INVESTMENT ADVISOR AND
ADMINISTRATOR

UBS PaineWebber Inc.
1285 Avenue of the Americas
New York, NY 10019



SUB-ADVISOR, SUB-ADMINISTRATOR
AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF A FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

[LOGO--THREE KEYS DESIGN FOR UBS GLOBAL ASSET MANAGEMENT]

UBS GLOBAL ASSET MANAGEMENT (US) INC.
51 West 52nd Street
New York, NY 10019-6114




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